8. Indirect taxes, charges and contributions recoverable (Tables)	12 Months Ended
Dec. 31, 2019
Indirect Taxes, Charges And Contributions Recoverable [Abstract]
Schedule of indirect taxes, charges and contributions recoverable

	2019	2018

Indirect taxes, charges and contributions recoverable	1,243,633	1,192,765

ICMS	1,201,502	1,152,741
Others	42,131	40,024

Current portion	(420,284)	(280,254)
Non-current portion	823,349	912,511